As filed with the U.S. Securities and Exchange Commission on May 10, 2017

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 260	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 262

(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK FUNDS II

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value, $0.001 per share.

This filing relates solely to the BlackRock Strategic Income Opportunities Portfolio and the BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 10, 2017.

BLACKROCK FUNDS II
(Registrant)

on behalf of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	May 10, 2017
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	May 10, 2017
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

HENRY GABBAY*	Trustee
(Henry Gabbay)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By:	/s/ BENJAMIN ARCHIBALD	May 10, 2017
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd. has duly caused this Registration Statement of BlackRock Funds II, with respect only to information that specifically relates BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 10, 2017.

BLACKROCK CAYMAN STRATEGIC INCOME OPPORTUNITIES PORTFOLIO I, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of BlackRock Funds II, with respect only to information that specifically relates to BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, BlackRock Cayman Strategic	May 10, 2017
(John M. Perlowski)	Income Opportunities Portfolio I, Ltd.

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Director, BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd.	May 10, 2017

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase